Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity Series International Growth Fund,
Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund
December 30, 2010
Prospectus

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 5.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces the information for Jessamyn Larrabee and Carolina Pierry under the "Portfolio Manager(s)" heading in the "Fund Summary" section beginning on page 5.

Doug Chow (co-manager) has managed the fund since May 2011.

Per Johansson (co-manager) has managed the fund since January 2010.

The following information replaces similar information found in the "Fund Management" section on page 26.

FMRC serves as a sub-adviser for each fund. FMRC has has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2009, FMR U.K. had approximately $11.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund. FMR U.K. is an affiliate of FMR.

GSV-S-11-01 May 16, 2011
1.928460.100

  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2009, FMR H.K. had approximately $1.8 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund. FMR H.K. is an affiliate of FMR.

The following information replaces the biographical information for Jessamyn Larrabee and Carolina Pierry in the "Fund Management" section beginning on page 27.

Doug Chow is co-manager of Fidelity Series Emerging Markets Fund, which he has managed since May 2011. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2009 as an equity research analyst, Mr. Chow served as a portfolio manager for Perry Capital in New York and Hong Kong beginning in 2006.

Per Johansson is co-manager of Fidelity Series Emerging Markets Fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Johansson has served as a research analyst and portfolio manager.

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity Series International Growth Fund
Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund
Class F
December 30, 2010
Prospectus

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 6.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces the information for Jessamyn Larrabee and Carolina Pierry under the "Portfolio Manager(s)" heading in the "Fund Summary" section beginning on page 6.

Doug Chow (co-manager) has managed the fund since May 2011.

Per Johansson (co-manager) has managed the fund since January 2010.

The following information replaces similar information found in the "Fund Management" section on page 26.

FMRC serves as a sub-adviser for each fund. FMRC has has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2009, FMR U.K. had approximately $11.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund. FMR U.K. is an affiliate of FMR.

GSV-F-11-01 May 16, 2011
1.928461.100

  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2009, FMR H.K. had approximately $1.8 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Series Emerging Markets Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund. FMR H.K. is an affiliate of FMR.

The following information replaces the biographical information for Jessamyn Larrabee and Carolina Pierry in the "Fund Management" section beginning on page 27.

Doug Chow is co-manager of Fidelity Series Emerging Markets Fund, which he has managed since May 2011. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2009 as an equity research analyst, Mr. Chow served as a portfolio manager for Perry Capital in New York and Hong Kong beginning in 2006.

Per Johansson is co-manager of Fidelity Series Emerging Markets Fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Johansson has served as a research analyst and portfolio manager.